Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ (972)	$ 15,439	$ 14,742
Basic:
Weighted average shares outstanding	36,677	28,839	22,625
Earnings Per Share, Basic	$ (0.03)	$ 0.54	$ 0.65
Diluted:
Effect of dilutive securities - options		257	290
Weighted Average Number of Shares Outstanding, Diluted, Total	36,677	29,096	22,915
Earnings Per Share, Diluted	$ (0.03)	$ 0.53	$ 0.64
Green Bancorp, Inc.
Net income	$ (972)	$ 15,439	$ 14,743